CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 16,867	$ 33	$ 2
Prepaid expenses	204	204	30,204
Total Current Assets	17,071	237	30,206
Long-term Assets
Right of use lease asset	83,049	0
Fixed assets, net	61,200	0
Intangible assets, net	2,103,146	0	171,076
Goodwill	12,734,680	0
Deferred offering costs	990,614	0
Total Non-current Assets	15,972,689	0	171,076
Total Assets	15,989,760	237	201,282
Current Liabilities
Accounts payable	388,330	189,291	145,077
Convertible notes, net of unamortized discount	0	55,000
Interest payable	0	14,004	4,303
Promissory Note		55,000	55,000
Lease liability, current portion	83,049	0
Due to related party	104,503	29,931	23,374
Payroll Payable		0	50,488
Total Current Liabilities	575,882	288,226	278,242
Stockholders' Deficit
Common stock, value		2,562	2,424
Contingent equity consideration payable	3,323,192	0
Additional paid in capital	15,384,226	1,709,645	749,373
Accumulated deficit	(3,299,815)	(2,000,196)	(828,757)
Total Stockholders' Deficit	15,413,878	(287,989)	(76,960)
Total Liabilities and Stockholders' Deficit	15,989,760	237	$ 201,282
Common Class A [Member]
Stockholders' Deficit
Common stock, value	2,562	2,562
Common Class B [Member]
Stockholders' Deficit
Common stock, value	1,188	0
Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred stock, value	2,480	0
Series C Preferred Stock [Member]
Stockholders' Deficit
Preferred stock, value	33	0
Series D Preferred Stock [Member]
Stockholders' Deficit
Preferred stock, value	$ 12	$ 0